Related Party Transactions - Narrative (Details)					1 Months Ended		3 Months Ended	5 Months Ended	6 Months Ended	12 Months Ended
	Feb. 14, 2024 USD ($) shares $ / shares	May 31, 2023 USD ($)	Mar. 29, 2023 USD ($)	Feb. 06, 2023 USD ($)	Feb. 13, 2024 USD ($)	Nov. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) shares	Jun. 30, 2024 USD ($) shares	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Aug. 30, 2023 USD ($)	Aug. 22, 2023 shares	Jun. 22, 2023 USD ($)	May 12, 2023 USD ($) $ / shares	Mar. 31, 2023 USD ($)	Mar. 24, 2023 USD ($)	Oct. 31, 2022 USD ($)	Sep. 30, 2022 USD ($)	Mar. 29, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 27, 2021 USD ($)	Mar. 01, 2021 USD ($)
Related Party Transaction [Line Items]
Shares issued price per share | $ / shares	$ 10
Transfer of stock shares transferred | shares						434,375
Senior Secured Term Loan including paid-in-kind interest, net							$ 790,377,000	$ 790,377,000		$ 0
Payments for acquisition					$ 0			$ 204,154,000	$ 0
Common stock shares issued | shares							64,845,435	64,845,435
Common stock shares outstanding | shares	60,166,269						64,845,435	64,845,435
Share-based payment arrangement, expense							$ 22,905,000	$ 69,285,000
Flame Acquisition Corp [Member]
Related Party Transaction [Line Items]
Related party transaction terms and manner of settlement										our Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the Company completes a liquidation,merger, capital stock exchange, reorganization or other similar transaction that results in all of our stockholders having the right to exchange their shares of common stock for cash, securities or other property, the converted Class A common stock will be released from the lock-up.
Conversion price (in dollars per share) | $ / shares										$ 1
Debt Instrument Drawn										$ 365,000
Proceed from convertible debt										1,080,000	$ 0
Notes payable, fair value disclosure										762,350
Share-based payment arrangement, expense										$ 0
Number of warrants (in shares) | shares										3,306,370
Common Class B [Member] | Flame Acquisition Corp [Member]
Related Party Transaction [Line Items]
Common stock shares issued | shares										0	7,187,500
Common stock shares outstanding | shares										0	7,187,500
Common Class A [Member] | Flame Acquisition Corp [Member]
Related Party Transaction [Line Items]
Common stock shares issued | shares										7,187,500	0
Common stock shares outstanding | shares										7,187,500	0
First Working Capital Loan [Member] | Flame Acquisition Corp [Member]
Related Party Transaction [Line Items]
Debt instrument face amount																							$ 365,000
Promissory note interest bearing																							0.00%
Fair value estimated by the Company										$ 704,450	$ 343,034
Fair value at initial measurement											383,323
Second Working Capital Loan [Member] | Flame Acquisition Corp [Member]
Related Party Transaction [Line Items]
Debt instrument face amount																						$ 800,000
Promissory note interest bearing																						0.00%
Debt Instrument Drawn																						$ 800,000
Fair value estimated by the Company										1,544,000	751,856
Fair value at initial measurement																					$ 656,560
Third Working Capital Loan [Member] | Flame Acquisition Corp [Member]
Related Party Transaction [Line Items]
Debt instrument face amount																				$ 335,000
Promissory note interest bearing																				0.00%
Debt Instrument Drawn										335,000
Fair value estimated by the Company										$ 646,550	314,840
Fair value at initial measurement											$ 282,874
Founders [Member] | Common Class B [Member] | Flame Acquisition Corp [Member]
Related Party Transaction [Line Items]
Stock issued during period, Value						$ 25,000
Shares issued price per share | $ / shares						$ 0.0035
Stock issued during period, Shares | shares						7,187,500
Sponser [Member] | Flame Acquisition Corp [Member]
Related Party Transaction [Line Items]
Share transfer, trigger price price per share | $ / shares										$ 12
Number of consecutive trading days for determining share price										20 days
Number of trading days for determining share price										30 days
Threshold number of trading days for determining share price from date of business combination										150 days
Sponser [Member] | Common Class B [Member] | Flame Acquisition Corp [Member]
Related Party Transaction [Line Items]
Stock issued during period, Shares | shares						4,671,875
Transfer of stock shares transferred | shares						434,375
Common stock shares outstanding | shares													0
Sponser [Member] | Common Class A [Member] | Flame Acquisition Corp [Member]
Related Party Transaction [Line Items]
Common stock shares issued | shares													7,187,500
Sponser [Member] | Third Working Capital Loan [Member] | Chief Financial Officer [Member] | Flame Acquisition Corp [Member]
Related Party Transaction [Line Items]
Debt instrument value assigned										$ 111,667
Sponser [Member] | Third Working Capital Loan [Member] | Vice President [Member] | Flame Acquisition Corp [Member]
Related Party Transaction [Line Items]
Debt instrument value assigned										111,667
Sponser [Member] | Third Working Capital Loan [Member] | General Counsel And Secretary [Member] | Flame Acquisition Corp [Member]
Related Party Transaction [Line Items]
Debt instrument value assigned										111,666
FL Co Investment [Member] | Common Class B [Member] | Flame Acquisition Corp [Member]
Related Party Transaction [Line Items]
Stock issued during period, Shares | shares						1,257,813
Transfer of stock shares transferred | shares						13,125
Intrepid Financial Partners [Member] | Common Class B [Member] | Flame Acquisition Corp [Member]
Related Party Transaction [Line Items]
Stock issued during period, Shares | shares						1,257,812
Related Party
Related Party Transaction [Line Items]
Working capital loans							$ 0	0		11,370,000
Number of convertible promissory notes | shares	9
Number of non-convertible promissory notes | shares	4
Related Party | Founder Reimbursement
Related Party Transaction [Line Items]
Reimbursement of expenses limit								3,000,000
Reimbursement of expenses								$ 2,900,000
Q12023 Promissory Note [Member] | Flame Acquisition Corp [Member]
Related Party Transaction [Line Items]
Fair value estimated by the Company										687,794
Debt instrument drawn				$ 535,000
Proceeds From Notes Payable		$ 356,370		$ 356,370
Promissory Note [Member] | Flame Acquisition Corp [Member]
Related Party Transaction [Line Items]
Debt instrument face amount																		$ 200,000	$ 170,000
Transaction cost										1,500,000
Payments for acquisition										3,000,000
Advances to acquisition target										884,432
Promissory Note [Member] | First Q22023 Promissory Note [Member] | Flame Acquisition Corp [Member]
Related Party Transaction [Line Items]
Debt instrument face amount															$ 395,000
Fair value at initial measurement										229,653
Promissory Note [Member] | Second Q22023 Promissory Note [Member] | Flame Acquisition Corp [Member]
Related Party Transaction [Line Items]
Debt instrument face amount															$ 355,000
Promissory Note [Member] | Third Q22023 Promissory Note [Member] | Flame Acquisition Corp [Member]
Related Party Transaction [Line Items]
Debt instrument face amount														$ 100,000
Promissory Note [Member] | Fourth Q22023 Promissory Note [Member] | Flame Acquisition Corp [Member]
Related Party Transaction [Line Items]
Debt instrument face amount														$ 50,000
Fair value at initial measurement									$ 29,150	96,500
Promissory Note [Member] | Q3 2022 Promissory Note [Member] | Flame Acquisition Corp [Member]
Related Party Transaction [Line Items]
Fair value estimated by the Company										328,100
Promissory Note [Member] | Q42022 Promissory Note [Member] | Flame Acquisition Corp [Member]
Related Party Transaction [Line Items]
Fair value estimated by the Company										386,000
Promissory Note [Member] | Second Q3 2023 Promissory Note [Member] | Flame Acquisition Corp [Member]
Related Party Transaction [Line Items]
Debt instrument face amount												$ 495,000
Fair value estimated by the Company										1,225,550
Fair value at initial measurement										$ 330,199
Promissory Note [Member] | First Q3 2023 Promissory Note [Member] | Flame Acquisition Corp [Member]
Related Party Transaction [Line Items]
Debt instrument face amount												$ 635,000
Working Capital Loans [Member] | Flame Acquisition Corp [Member]
Related Party Transaction [Line Items]
Conversion price (in dollars per share) | $ / shares										$ 1					$ 1
Fair value estimated by the Company										$ 684,165
Working capital loans																$ 0
Working Capital Loans [Member] | Minimum [Member] | Flame Acquisition Corp [Member]
Related Party Transaction [Line Items]
Debt instrument convertible conversion amount																	$ 1,500,000
Working Capital Loans [Member] | Maximum [Member] | Flame Acquisition Corp [Member]
Related Party Transaction [Line Items]
Debt instrument convertible conversion amount																	$ 3,500,000
Working Capital Loans [Member] | Sponser [Member] | Chief Financial Officer [Member] | Flame Acquisition Corp [Member]
Related Party Transaction [Line Items]
Debt instrument value assigned																							$ 145,000
Working Capital Loans [Member] | Sponser [Member] | Vice President [Member] | Flame Acquisition Corp [Member]
Related Party Transaction [Line Items]
Debt instrument value assigned																							$ 110,000
Working Capital Loans [Member] | Q42022 Promissory Note [Member] | Flame Acquisition Corp [Member]
Related Party Transaction [Line Items]
Proceed from convertible debt			$ 726,370
Working Capital Loans [Member] | Convertibe Notes And Promissory Note [Member] | Flame Acquisition Corp [Member]
Related Party Transaction [Line Items]
Class of warrants or rights convertble into equity value										$ 3,306,370
Class of warrants or rights number of warrants convertible into equity | shares										3,306,370
Working Capital Loans [Member] | Convertible Debt | Related Party
Related Party Transaction [Line Items]
Conversion price (in dollars per share) | $ / shares	$ 1
Senior Secured Term Loan including paid-in-kind interest, net	$ 3,300,000
Number of warrants (in shares) | shares	3,306,370
Promissory Note Loans [Member] | Related Party
Related Party Transaction [Line Items]
Senior Secured Term Loan including paid-in-kind interest, net	$ 1,100,000